Summary of Significant Accounting Policies (Narrative) (Details) - CAD ($)	12 Months Ended	136 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Statement [Line Items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	14148898
Revenue		$ 4,120,000